Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2019
Net fee and commission income [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers

Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.19	£m	£m	£m	£m
Fee type
Transactional	523	1,353	-	1,876
Advisory	88	406	-	494
Brokerage and execution	101	536	-	637
Underwriting and syndication	-	1,240	-	1,240
Other	45	131	7	183
Total revenue from contracts with customers	757	3,666	7	4,430
Other non-contract fee income	-	54	-	54
Fee and commission income	757	3,720	7	4,484
Fee and commission expense	(187)	(957)	(6)	(1,150)
Net fee and commission income	570	2,763	1	3,334

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.18	£m	£m	£m	£m
Fee type
Transactional	530	1,257	-	1,787
Advisory	99	377	-	476
Brokerage and execution	52	583	-	635
Underwriting and syndication	-	1,368	-	1,368
Other	61	125	16	202
Total revenue from contracts with customers	742	3,710	16	4,468
Other non-contract fee income	-	55	-	55
Fee and commission income	742	3,765	16	4,523
Fee and commission expense	(172)	(847)	(15)	(1,034)
Net fee and commission income	570	2,918	1	3,489